Pension Plans And Other Postretirement Benefits (Schedule Of Plan Asset Allocation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Actual Allocation	100.00%	100.00%
Fair Value	$ 51,675	$ 45,109
Target Allocation	100.00%
Large Cap Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Allocation	32.00%	34.00%
Fair Value	16,395	15,088
Large Cap Blend [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Allocation	16.00%	17.00%
Fair Value	8,169	7,536
Mid Cap Blend [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Allocation	6.00%	6.00%
Fair Value	3,149	2,846
Small Cap Blend [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Allocation	4.00%	4.00%
Fair Value	2,134	1,896
Foreign Stock - Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Allocation	7.00%	7.00%
Fair Value	3,696	3,040
Bond [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Allocation	32.00%	29.00%
Fair Value	16,405	13,281
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Allocation	3.00%	3.00%
Fair Value	$ 1,727	$ 1,422
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Allocation	65.00%	67.00%
Target Allocation	65.00%
Bond Securities And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Allocation	35.00%	33.00%
Target Allocation	35.00%